UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus™, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2020

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund (the “Clifford Capital Funds”)

ANNUAL REPORT

For the Year Ended September 30, 2020

Clifford Capital Partners Fund

Clifford Capital Focused Small Cap Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

Clifford Capital Funds

Invitation to Visit the Funds Website at www.cliffordcapfunds.com

In an effort to communicate with all shareholders, we invite you to bookmark the Clifford Capital Funds website where you will find quarterly commentary and other information relevant to the Funds. We hope you find this additional information insightful and instructive, and we welcome your feedback on how we may serve you better. Contact information is available on the Funds website.

Clifford Capital Partners Fund Performance (unaudited)

	Average Annual Returns as of 9/30/2020
	1-Year	3-Year	5-Year	Inception (1/30/2014)	Total Return, Inception (1/30/2014)
Institutional Class (CLIFX)	-2.68%	2.70%	9.68%	7.97%	66.73%
Investor Class (CLFFX)	-2.86%	2.53%	9.47%	7.76%	64.58%
Russell 3000® Value[1]	-5.67%	2.11%	7.43%	6.37%	50.80%

	Average Annual Returns as of 9/30/2020
	1-Year	3-Year	5-Year	Inception (10/17/2019)	Total Return, Inception (10/17/2019)
Super Institutional Class (CLIQX)	n/a	n/a	n/a	n/a	-2.74%
Russell 3000® Value	n/a	n/a	n/a	n/a	-5.25%

Expense Ratio Gross/Net: CLIFX 1.35%/0.91%; CLFFX 1.60%/1.16%; CLIQX 1.28%/0.83%

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Clifford Capital Focused Small Cap Value Fund Performance (unaudited)

	Average Annual Returns as of 9/30/2020
	1-Year	3-Year	5-Year	Inception (10/1/2019)	Total Return, Inception (10/1/2019)
Institutional Class (FSVVX)	n/a	n/a	n/a	n/a	-9.53%
Russell 2000® Value[2]	n/a	n/a	n/a	n/a	-14.88%

	Average Annual Returns as of 9/30/2020
	1-Year	3-Year	5-Year	Inception (1/31/2020)	Total Return, Inception (1/31/2020)
Super Institutional Class (FSVQX)	n/a	n/a	n/a	n/a	-9.24%
Investor Class (FSVRX)	n/a	n/a	n/a	n/a	-9.44%
Russell 2000® Value	n/a	n/a	n/a	n/a	-18.80%

Expense Ratio Gross/Net: FSVVX 1.45%/1.06%; FSVQX 1.42%/0.98%; FSVRX 1.70%/1.31%

Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund expenses until January 31, 2021, and January 31, 2022, respectively.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 673-0550. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

2The Russell 2000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 2000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Performance Summary

Both the Clifford Capital Partners Fund (“Partners Fund”) and the Clifford Capital Focused Small Cap Value Fund (“FSCV Fund”) outperformed their respective benchmarks for the annual period ended September 30, 2020—although we note that the FSCV Fund technically is one day short of a full one-year period because it began on October 1, 2019. Despite outperformance of their benchmarks, the Funds still posted negative returns for the fiscal year as the global pandemic wreaked havoc on many of the Funds’ holdings. Despite this, we are encouraged that recent performance trends have meaningfully improved (the second and third quarters of 2020 were both solid for the Funds) as fear of the pandemic has begun to wane. We still see strong potential in both Funds’ stocks today, especially among the Funds’ Deep Value investments.

We continue to believe that the Funds’ Deep Value stocks remain especially attractive, and the Fund weighting in them is as high as it has ever been at about 44% and 41%, respectively for the Partners Fund and the FSCV Fund at the end of September. Core Value stocks, which we believe are high quality, competitively advantaged companies, will typically represent the majority of the Funds’ portfolio holdings (50-75%), while the Deep Value weighting is dependent upon the abundance—or lack thereof—of opportunistic, deeply undervalued bargains we find in the marketplace.

We strive to be very selective about the stocks we add to the Funds. Each investment requires a combination of an attractive valuation and a few distinct long-term catalysts (Key Thesis PointsTM) that we have identified in our research, which we believe will move the stock up to our fair value estimate. The discipline of identifying and focusing on Key Thesis PointsTM is particularly critical with our Deep Value stocks. Because Deep Value companies are not typically endowed with the same formidable competitive advantages that we see in our Core Value stocks, identifying specific catalysts that we believe will happen within the next few years is essential. It is difficult for a Deep Value stock to make the cut in the Funds (it’s the “pickiest” part of our stock picking!), so when you see a high Deep Value weighting like today’s, it’s a signal that we’re finding more bargains than usual.

Some Lessons from Clifford Capital’s First Ten Years

Clifford Capital reached a milestone recently, as we hit the 10-year mark of managing money for outside clients. As I’ve reflected on a few lessons we’ve learned in managing money over the past decade, I’ve contemplated what I would want to know about the Funds and our investment process if I was in your shoes (since I’m also a shareholder, we’re technically all wearing the same shoes.)

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Gratitude for You

First, we at Clifford Capital are thankful for you: our shareholders. We view managing money as a sacred trust, and we are grateful for the trust you have placed in us to practice our craft. Value investing is not always “pretty” and doesn’t always feel great. Outside of the solid research efforts required to find attractive stocks, it also typically requires patience, a contrarian streak, and a measure of intestinal fortitude to reap the rewards of long-term value investing. As such, having shareholders that understand our process and hang in there with us during the inevitable ‘downs’ that come with the ups is a blessing to us. We were humbled, for example, when we did not see material outflows during the pandemic-related stock market decline earlier this year. Thank you for your support. We will continue working hard to produce solid long-term returns for you.

We Think the Core Value/Deep Value Mix is Working

A unique part of our investment management process is the combination of two unique types of investments: Core Value and Deep Value stocks. Core Value stocks are what we believe to be high quality, competitively advantaged companies purchased at a discount, usually when they are temporarily out of favor for a variety of possible reasons. Deep Value stocks are opportunistic investments in what we view as very out of favor, deeply undervalued companies. Deep Value stocks typically have greater upside potential than Core Value stocks, but they tend to also be more volatile, which is one reason why it is the smaller of the two sleeves. As mentioned above, Core Value stocks will typically range between 50-75% of each Fund.

We believe our ability to locate and overweight Deep Value stocks at opportune times is a key element of our strategy’s value proposition. We think both buckets are attractive segments of the market on a stand-alone basis over the long term, but the ability to overweight Deep Value stocks when we see tremendous value in them can synergistically increase a Fund’s long-term potential. This is a technical way of saying, “we think one plus one can equal three.”

As a short-term example of this, we noted that the performance of both Funds’ Deep Value stocks during Q3 meaningfully outperformed the Core Value sleeves, leading the Funds to outperform their benchmarks. While one sleeve outperforming the other is nothing new, the Funds’ weightings in Deep Value stocks during Q3 was the highest in the Funds’ histories, leading to incremental upside.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Several decisions leading to this increased weighting in Deep Value stocks were made on an opportunistic stock-by-stock basis during the pandemic downdraft (when we really needed to lean into our patience, contrarian streak, and intestinal fortitude.) We would expect our Deep Value weightings to naturally decline over time when/if our stocks move closer to their fair value estimates. Quite simply, we think our process will naturally result in higher weightings of Deep Value stocks when markets are lower and bargains abound, and lower weightings as the stocks move up during recoveries.

Even though the Funds’ Deep Value stocks have bounced strongly off the March 2020 bottom, we still see significant value in them, and the opportunity set provided by the Covid-19 downdraft has been the best we’ve seen since the inception of the Funds. It is not an accident that Deep Value stocks are at all-time high weightings today. We continue to believe the opportunity is very compelling for these investments.

We Are Expected to Take Risks, but We Strive to Mitigate it

You may ask what happens if the Deep Value weighting is high, like today, and markets experience another major drop? This is a question we constantly ask ourselves, and we believe the answers reside primarily at the individual stock level. While not always true in the short-term, we think solid stock selection—with a focus on each stock’s potential risks—can transcend the overall market’s movements.

First, we strive to ensure that each stock is purchased with an asymmetric reward to risk proposition, where the potential upside to our fair value estimates is at least three times higher than our conservative estimate of how low a stock could drop over the next 12 months if it remains out of favor. Because we strive for conservatism, these asymmetric opportunities are relatively rare; it is a high hurdle for a stock to make it into the Funds. We believe this discipline helps increase our odds of success with less downside risks. We also continually monitor this reward/risk ratio during our holding period and weight our stocks accordingly.

Another important safeguard to protect against downside risk is selecting solid stocks where we have identified Key Thesis PointsTM (hereafter, “KTPs”) that act as long-term catalysts to move stocks toward their fair value estimates. Our focus on KTPs helps us concentrate on the things that matter most for each investment and quickly identify risks that may affect these key success factors. When KTPs come to fruition, it is not unusual for a Deep Value stock to rise sharply, irrespective of what the overall market is doing. Conversely, if new facts arise that refute our KTPs, we will sell the stock.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

We also strive to ensure that our investments are financially strong with sufficient balance sheet strength to withstand short term difficulties that may be deeper than we expect. This discipline precludes us from some stocks that may appear to have tremendous upside but hold too much debt or have insufficient financial strength to ensure long-term success. Quite simply, we want to ensure our investments have the balance sheet strength to provide our KTPs sufficient time to work out.

Finally, our firm’s culture is more defensive by nature and this is reflected in our investment process. I reflected on this recently as I was teaching my daughter how to drive. Speed limits are high near our home and drivers tend to be more aggressive, so my first instruction to her was something to the effect of, “you need to be an extra defensive driver because every other driver out here is trying to wreck your car!” As a more defensive driver myself, I find myself much more focused on the potential risks around me than opportunities to get somewhere a little quicker. We are “defensive drivers” at Clifford Capital, always on the lookout for where things could go wrong. This culture helps maintain a sense of humility to recognize risks.

We believe our risk controls should continue to help mitigate the downside risks of the Funds’ stocks.

Stock Selection Matters

While we are never entirely immune to the environment we operate in (as was evident during the pandemic-related market panic in early 2020), we think our laser focus on identifying KTPs for each individual stock is a differentiating factor that should help the Funds achieve solid results even when market winds are blowing against us. In our experience, investment success in value stocks usually results from only a few positive surprises (or ‘less negative’ surprises) that take a stock from being out of favor and undervalued, to commanding more respect from market participants and moving closer to a reasonable estimate of fair value. We view KTPs as the handful of “things that matter the most” for every individual stock’s investment success. Our focus on KTPs helps us ignore market “noise”, focus on the key drivers of each investment, and also allow us to quickly identify any new facts that may refute one of these key points so we can trade accordingly.

Over the long-term we believe KTPs increase our odds of success because they are specific to each individual company, and these long-term catalysts are usually in the control of the firm to improve its fundamental performance, which

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

we think will also improve investor sentiment (and the ‘narrative’ surrounding each company), leading to a fair valuation.

We believe Clifford Capital’s focus on KTPs for each individual stock is another differentiating point of the Funds’ investment strategy. It is the essence of our stock selection process and we believe it can continue to be a source of solid long-term returns in the future.

We See a Solid Future Ahead

We are students of the market. It is our passion, and we can’t imagine a more engaging, intellectually stimulating profession. As we look objectively at the stock market today, we see pockets of undervaluation, mostly among smaller companies that are currently out of favor in the marketplace. We also see areas that are priced, in our opinion, for something close to perfection. Our contrarian philosophy is designed to move towards the former and to stay away from the latter.

As we’ve sprinkled throughout the letter already, we believe Deep Value stocks (most of which are small cap value stocks even in the Partners Fund today) look particularly attractive. Based on our valuation work, we expect the long-term returns of these stocks to be solid. We aren’t sure we can say the same for the overall market. Because our favorite ideas today are smaller Deep Value stocks, it’s possible that the Funds’ future results could be relatively lumpy (see the risks section at the end of the letter). Paraphrasing Warren Buffett, we would prefer a lumpy 12% return over a smooth 6% return any day. We view volatility as the friend—not foe—of a long-term investor, and we intend to remain on our toes to take advantage of opportunities and to avoid risks if something goes wrong with our KTPs.

Our confidence in the future is predicated on the valuation levels and outlooks for our individual stocks and the KTPs that we believe can move them to their fair value estimates. For example, we are particularly bullish today about our regional bank investments even though they are currently very out of favor with the market and are trading at the lowest valuations we’ve seen since the financial crisis in 2008/2009. We see KTPs for these banks that may lead their earnings results to be meaningfully higher than the market’s current expectations. Among these KTPs are: the prudent deployment of excess capital into acquisitions or share repurchases; better than expected future credit loss expenses due to a recent accounting change (something that hurt these banks earlier in the year); and attractive dividend yields that we believe will become more compelling to investors in today’s low-interest rate world.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

We suspect most people won’t get very excited today about investments like regional banks, when it seems everybody is clamoring for the next big technological revolution. We are different (I actually got excited about the accounting change referenced above because of the potential misconceptions and mis-pricings it may lead to!) and that’s okay with us. It’s hard to produce differentiated results if you aren’t different.

We see strong upside potential for the Funds today, which we believe will be led by their small cap Deep Value investments. We look forward to the next 10 years, and beyond, with optimism and confidence in the Funds’ investment process and philosophy.

Final Comments

Thank you for your investment in the Funds. We have high conviction in the Funds’ stocks, and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA
Principal and Portfolio Manager
Clifford Capital Partners, LLC

The Funds' investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds, and it may be obtained by calling (800) 673-0550, or by going to the Clifford Capital Funds website at www.cliffordcapfunds.com and clicking on the “Prospectus” link. Read it carefully before investing.

Information about Risk

Risks of Investing in Equity Securities. Overall stock market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

ANNUAL REPORT

Clifford Capital Funds

Shareholder Letter - continued

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Partners Fund's value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Sector Risk. The Funds may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors.

Management Style Risk. Because the Funds invest primarily in value stocks (stocks that the Adviser believes are undervalued), the Funds' performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

The Clifford Capital Funds' are distributed by First Dominion Capital Corp., Member FINRA/SIPC

ANNUAL REPORT

Clifford Capital Partners Fund

## COMPARISON OF $10,000 INVESTMENT IN CLIFFORD CAPITAL PARTNERS FUND INVESTOR SHARES VS. RUSSELL 3000® VALUE INDEX (unaudited)

$18
$16
$14
$12
$10
Thousands
$16,458
$15,092
01/31/14
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20

*Past performance is not predictive of future performance.*

Clifford Capital Partners Fund
Russell 3000® Value Index

	Total Return	Average Annual Return		Total Return
			Since Inception
	One Year Ended 9/30/20	Five Years Ended 9/30/20	01/31/2014 to 09/30/2020	10/17/2019 to 9/30/2020
Clifford Capital Partners Fund - Investor:	(2.86%)	9.47%	7.76%	N/A
Clifford Capital Partners Fund - Institutional:	(2.68%)	9.68%	7.97%	N/A
Clifford Capital Partners Fund -Super Institutional:	N/A	N/A	N/A	-2.74%
Russell 3000® Value Index:	(5.67%)	7.43%	6.37%	-5.25%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

ANNUAL REPORT

Clifford Capital Partners Fund

The Russell 3000® Value Index is generally considered to be representative of the performance of unmanaged common stocks that comprise the broad value segment of the U.S. securities markets. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. The index is not adjusted to reflect expenses that the U.S. Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance.

ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Compositionas of September 30, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Consumer Discretionary	22.15%
Financials	18.85%
Information Technology	17.30%
Industrials	12.96%
Health Care	8.70%
Consumer Staples	6.97%
Energy	3.05%
Materials	3.04%
Utilities	2.48%
Preferred Stocks:
Consumer Discretionary	0.82%
Money Market Fund	3.60%
99.92%

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsSeptember 30, 2020

	Shares	Fair Value
COMMON STOCKS – 95.50%

CONSUMER DISCRETIONARY – 22.15%
AutoZone, Inc.*	690	$812,572
Big Lots, Inc.	18,600	829,560
Cooper Tire & Ruber Co.	24,100	763,970
eBay Inc.	14,100	734,610
GameStop Corp. - Class A*	71,300	727,260
Perdoceo Education Corp.*	46,300	566,712
Qurate Retail, Inc. - Class A	72,400	519,832
Sealed Air Corp.	14,700	570,507
		5,525,023

CONSUMER STAPLES – 6.97%
General Mills, Inc.	13,600	838,848
The Kraft Heinz Company	30,100	901,495
		1,740,343

ENERGY – 3.05%
KLX Energy Services Holdings, Inc.*	43,440	180,276
Schlumberger Ltd.	37,400	581,944
		762,220

FINANCIALS – 18.85%
American Express Co.	11,000	1,102,750
CIT Group Inc.	45,500	805,805
Community Trust Bancorp, Inc.	15,900	449,334
CVB Financial Corp.	49,700	826,511
First Hawaiian, Inc.	57,800	836,366
Westamerica Bancorporation	12,600	684,810
		4,705,576

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsSeptember 30, 2020

	Shares	Fair Value

HEALTH CARE – 8.70%
Change Healthcare Inc.*	48,700	$706,637
GlaxoSmithKline PLC ADR	21,100	794,204
Johnson & Johnson	4,500	669,960
		2,170,801

INDUSTRIALS – 12.96%
HNI Corp.	16,800	527,184
Pitney Bowes Inc.	145,040	770,162
Raytheon Technologies Corp.	14,700	845,838
Stericycle, Inc.*	17,300	1,090,938
		3,234,122

INFORMATION TECHNOLOGY – 17.30%
CDK Global, Inc.	21,800	950,262
Cisco Systems, Inc.	20,300	799,617
EVERTEC, Inc.	20,000	694,200
International Business Machines Corp.	7,300	888,191
NCR Corp.*	44,500	985,230
		4,317,500

MATERIALS – 3.04%
Compass Minerals International, Inc.	12,800	759,680

UTILITIES – 2.48%
Exelon Corp.	17,300	618,648

TOTAL COMMON STOCKS – 95.50%
(Cost: $22,591,071)		23,833,913

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsSeptember 30, 2020

	Shares	Fair Value
PREFERRED STOCKS

CONSUMER DISCRETIONARY – 0.82%
Qurate Retail Inc, Preferred, 8.000%*	2,082	$205,077

TOTAL PREFERRED STOCKS – 0.82%
(Cost: $439,640)		205,077

MONEY MARKET FUNDS – 3.60%
Federated Institutional Prime Obligations Fund Institutional Class 0.15%**	898,581	899,120
(Cost: $899,171)

TOTAL INVESTMENTS – 99.92%
(Cost: $23,929,882)		24,938,110
Other assets, net of liabilities – 0.08%		20,052
NET ASSETS – 100.00%		$24,958,162

*Non-Income producing

**Effective 7 day yield as of September 30, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

# COMPARISON OF $10,000 INVESTMENT IN CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND INSTITUTIONAL SHARES VS. RUSSELL 2000® VALUE INDEX (unaudited)

$105
$100
$95
$90
$85
$80
Thousands
$9,047
$8,512
10/01/19
09/30/20

*Past performance is not predictive of future performance.*

Clifford Capital Focused Small Cap Value Fund
Russell 2000® Value Index

	Total Return
	One Year Ended	Since Inception
	9/30/20	10/01/2019 to 9/30/2020	01/31/2020 to 9/30/2020
Clifford Capital Focused Small Cap Value Fund - Institutional:	N/A	-9.53%	N/A
Clifford Capital Focused Small Cap Value Fund - Investor:	N/A	N/A	-9.44%
Clifford Capital Focused Small Cap Value Fund - Super Institutional:	N/A	N/A	-9.24%
Russell 2000® Value Index:	N/A	-14.88%	-18.80%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Portfolio Compositionas of September 30, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	25.98%
Consumer Discretionary	20.95%
Industrials	18.98%
Information Technology	13.13%
Materials	9.68%
Health Care	4.06%
Communication Services	2.14%
Consumer Staples	1.81%
Energy	0.84%
Preferred Stocks:
Consumer Discretionary	1.06%
Money Market Fund	1.09%
99.72%

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsSeptember 30, 2020

	Shares	Fair Value
COMMON STOCKS – 97.57%

COMMUNICATION SERVICES – 2.14%
AMC Networks - Class A*	3,930	$97,110

CONSUMER DISCRETIONARY – 20.95%
Big Lots, Inc.	4,210	187,766
Cooper Tire & Rubber Co.	6,020	190,834
Express Inc.*	71,170	43,414
GameStop Corp. - Class A*	15,950	162,690
Perdoceo Education Corp.*	10,470	128,153
Qurate Retail, Inc. - Class A*	17,010	122,132
Urban Outfitters, Inc.*	5,530	115,079
		950,068

CONSUMER STAPLES – 1.81%
Fresh Del Monte Produce Inc.	3,590	82,283

ENERGY – 0.84%
KLX Energy Services Holdings, Inc.*	9,190	38,138

FINANCIALS – 25.98%
CIT Group Inc.	9,600	170,016
Community Trust Bancorp, Inc.	5,080	143,561
CVB Financial Corp.	10,240	170,291
First Hawaiian, Inc.	11,400	164,958
Hancock Whitney Corp.	8,930	167,973
Stewart Information Services Corp.	4,380	191,537
Westamerica Bancorporation	3,130	170,115
		1,178,451

HEALTH CARE – 4.06%
Change Healthcare Inc.*	12,690	184,132

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedSeptember 30, 2020

	Shares	Fair Value
INDUSTRIALS – 18.98%
Forward Air Corp.	2,880	$165,254
HNI Corp.	4,730	148,427
Pitney Bowes Inc.	34,550	183,461
Stericycle, Inc.*	3,840	242,150
Thermon Group Holdings, Inc.*	10,850	121,846
		861,138

INFORMATION TECHNOLOGY – 13.13%
CDK Global, Inc.	4,650	202,694
Evertec, Inc.	5,860	203,401
NCR Corp.*	8,550	189,297
		595,392

MATERIALS – 9.68%
Compass Minerals International, Inc.	3,730	221,375
Sealed Air Corp.	5,610	217,724
		439,099

TOTAL COMMON STOCKS – 97.57%
(Cost: $3,991,041)		4,425,811

PREFERRED STOCKS – 1.06%

CONSUMER DISCRETIONARY – 1.06%
Qurate Retail Inc, Preferred, 8.000%	489	48,167

TOTAL PREFERRED STOCKS – 1.06%
(Cost: $72,343)		48,167

MONEY MARKET FUNDS – 1.09%
Federated Institutional Prime Obligations Fund Institutional Class 0.15% **
(Cost: $49,314)	49,284	49,314

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedSeptember 30, 2020

Shares	Fair Value
TOTAL INVESTMENTS – 99.72%
(Cost: $4,112,698)	$4,523,292
Other assets, net of liabilities – 0.28%	12,807
NET ASSETS – 100.00%	$4,536,099

*Non-Income producing

**Effective 7 day yield as of September 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and LiabilitiesSeptember 30, 2020

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
ASSETS
Investments at fair value*	$24,938,110	$4,523,292
Receivable for capital stock sold	432	84
Dividends and interest receivable	18,187	1,198
Due from advisor	266	14,619
Prepaid expenses	9,422	4,554
TOTAL ASSETS	24,966,417	4,543,747
LIABILITIES
Accrued 12b-1 fees	375	3
Accrued administration, transfer agent and accounting fees	6,539	6,368
Other accrued expenses	1,341	1,277
TOTAL LIABILITIES	8,255	7,648
NET ASSETS	$24,958,162	$4,536,099
Net Assets Consist of:
Paid-in-capital applicable to 1,778,625 and 501,757 no par value shares of beneficial interest outstanding, unlimited shares authorized	25,977,991	4,833,529
Distributable earnings accumulated (deficit)	(1,019,829)	(297,430)
Net Assets	$24,958,162	$4,536,099
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Investor Class	$396,508	$1,812
Institutional Class	24,549,077	4,532,471
Super Institutional Class	12,577	1,816
Total	$24,958,162	$4,536,099
Shares Outstanding
Investor Class	28,384	201
Institutional Class	1,749,356	501,355
Super Institutional Class	885	201
Total	1,778,625	501,757
Net Asset Value
Investor Class	$13.97	$9.02	**

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Assets and Liabilities - continuedSeptember 30, 2020

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
Institutional Class	$14.03	$9.04
Super Institutional Class	$14.21	$9.04	**
Redemption Price Per Share***
Investor Class	$13.69	$8.84

*Identified cost of:	$23,929,882	$4,112,698

**Net asset value does not recalculate due to rounding.

***Includes Redemption Fee of 2% for investments held for less than 60 days.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of OperationsYear Ended September 30, 2020

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund(^)
INVESTMENT INCOME
Dividends	$744,202	$89,303
Interest	8,597	1,086
Total investment income	752,799	90,389
EXPENSES
Investment management fees (Note 2)	190,074	24,109
12b-1 and servicing fees - Investor Class (Note 2)	1,129	3
Recordkeeping and administrative services (Note 2)	28,045	32,282
Accounting fees (Note 2)	24,018	28,185
Custody fees	5,106	4,666
Transfer agent fees (Note 2)	19,657	23,140
Legal fees	12,838	18,341
Filing and registration fees	9,400	2,400
Trustee fees	4,880	6,220
Compliance fees	4,967	7,300
Shareholder reports	15,635	8,976
Shareholder servicing (Note 2)
Investor Class	79	—
Institutional Class	15,689	5,121
Insurance fees	2,622	1,775
Exchange fee	2,457	2,800
Other	6,718	7,904
Total expenses	343,314	173,222
Fee waivers and reimbursed expenses (Note 2)	(129,235)	(145,095)
Net expenses	214,079	28,127
Net investment income (loss)	538,720	62,262

See Notes to Financial Statements

ANNUAL REPORT

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund(^)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,414,413)	(769,549)
Net change in unrealized appreciation (depreciation) of investments	3,979	410,594
Net realized and unrealized gain (loss) on investments	(2,410,434)	(358,955)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,871,714)	$(296,693)

(^)The Clifford Focused Small Cap Value Fund commenced operations on October 1, 2019.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes In Net Assets

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund(^)
	Years ended September 30,		Year ended September 30, 2020
	2020	2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$538,720	$364,317	$62,262
Net realized gain (loss) on investments	(2,414,413)	292,102	(769,549)
Net change in unrealized appreciation (depreciation) of investments	3,979	(1,085,202)	410,594
Increase (decrease) in net assets from operations	(1,871,714)	(428,783)	(296,693)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(11,044)	(35,730)	—
Institutional Class	(400,777)	(934,522)	(737)
Super Institutional Class	(56)	—	—
Decrease in net assets from distributions	(411,877)	(970,252)	(737)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	26,370	288,886	2,000
Institutional Class	10,357,494	12,221,495	6,379,571
Super Institutional Class	15,824	—	2,000
Distributions reinvested
Investor Class	11,044	35,730	—
Institutional Class	390,685	934,522	737
Super Institutional Class	56	—	—
Shares redeemed
Investor Class	(388,174)	(135,013)	—
Institutional Class	(7,507,262)	(5,070,834)	(1,550,779)
Super Institutional Class	(2,976)	—	—

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes In Net Assets - continued

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund(^)
	Years ended September 30,		Year ended September 30, 2020
	2020	2019
Increase in net assets from capital stock transactions	2,903,061	8,274,786	4,833,529
NET ASSETS
Increase during year	619,470	6,875,751	4,536,099
Beginning of year	24,338,692	17,462,941	—
End of year	$24,958,162	$24,338,692	$4,536,099

(^)The Clifford Focused Small Cap Value Fund commenced operations on October 1, 2019.

[This page intentionally left blank.]

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Investor Class
	2020(3)	Years ended September 30,			Period January 1, 2016 to September 30, 2016(2)	Year ended December 31, 2015
		2019	2018	2017
Net asset value, beginning of period	$14.61	$15.77	$14.63	$13.08	$10.40	$11.86

Investment activities
Net investment income (loss)(1)	0.27	0.20	0.13	0.09	0.05	0.11
Net realized and unrealized gain (loss) on investments	(0.67)	(0.64)	1.76	1.52	2.63	(1.32)
Total from investment activities	(0.40)	(0.44)	1.89	1.61	2.68	(1.21)
Distributions
Net investment income	(0.24)	(0.11)	(0.10)	(0.06)	—	(0.13)
Net realized gain	—	(0.61)	(0.65)	—	—	(0.12)
Total distributions	(0.24)	(0.72)	(0.75)	(0.06)	—	(0.25)

Net asset value, end of period	$13.97	$14.61	$15.77	$14.63	$13.08	$10.40

Total Return*	(2.86%)	(2.07%)	13.29%	12.30%	25.77%	(10.22%)
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.57%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, net of fee waivers and reimbursements	1.13%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	1.93%	1.39%	0.86%	0.66%	0.61%	0.98%
Portfolio turnover rate*	59.61%	22.99%	19.80%	34.07%	24.41%	54.61%
Net assets, end of period (000’s)	$397	$785	$649	$352	$264	$123

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund's fiscal year end to September 30.

(3)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Institutional Class
	Years ended September 30,				Period January 1, 2016 to September 30, 2016(2)	Year ended December 31, 2015
	2020(3)	2019	2018	2017
Net asset value, beginning of period	$14.65	$15.83	$14.69	$13.11	$10.40	$11.83

Investment activities
Net investment income (loss)(1)	0.31	0.23	0.16	0.12	0.07	0.14
Net realized and unrealized gain (loss) on investments	(0.68)	(0.65)	1.75	1.53	2.64	(1.33)
Total from investment activities	(0.37)	(0.42)	1.91	1.65	2.71	(1.19)
Distributions
Net investment income	(0.25)	(0.15)	(0.12)	(0.07)	—	(0.12)
Net realized gain	—	(0.61)	(0.65)	—	—	(0.12)
Total distributions	(0.25)	(0.76)	(0.77)	(0.07)	—	(0.24)

Net asset value, end of period	$14.03	$14.65	$15.83	$14.69	$13.11	$10.40

Total Return*	(2.68%)	(1.87%)	13.43%	12.62%	26.06%	(10.04%)
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	1.45%	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, net of fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	2.28%	1.60%	1.06%	0.86%	0.81%	1.20%
Portfolio turnover rate*	59.61%	22.99%	19.80%	34.07%	24.41%	54.61%
Net assets, end of period (000's)	$24,549	$23,553	$16,814	$12,889	$4,477	$3,033

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund's fiscal year end to September 30.

(3)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

ANNUAL REPORT

Clifford Capital Partners Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

Super Institutional Class
Period October 17, 2019** to September 30, 2020(2)
Net asset value, beginning of period	$14.67

Investment activities
Net investment income (loss)(1)	0.30
Net realized and unrealized gain (loss) on investments	(0.70)
Total from investment activities	(0.40)
Distributions
Net investment income	(0.06)
Net realized gain	—
Total distributions	(0.06)

Net asset value, end of period	$14.21

Total Return*	(2.74% )
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	1.43%
Expenses, net of fee waivers and reimbursements	0.85%
Net investment income (loss)	2.29%
Portfolio turnover rate*	59.61%
Net assets, end of period (000’s)	$13

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations.

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Prior to February 1, 2020 the Advisor paid all operating expenses except for management fees and 12b-1 expenses.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

Investor Class
Period January 31, 2020** to September 30, 2020
Net asset value, beginning of period	$9.96

Investment activities
Net investment income (loss)(1)	0.12
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment activities	(0.94)

Net asset value, end of period	$9.02

Total Return*	(9.44%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	5.43%
Expenses, net of fee waivers and reimbursements	1.30%
Net investment income (loss)	2.15%
Portfolio turnover rate*	102.07%
Net assets, end of period (000's)	$2

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

Institutional Class
Year ended September 30, 2020
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.19
Net realized and unrealized gain (loss) on investments	(1.14)
Total from investment activities	(0.95)
Distributions
Net investment income	(0.01)
Net realized gains	— (2)
Total distributions	(0.01)

Net asset value, end of period	$9.04

Total Return*	(9.53)%
Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross	6.47%
Expenses, net of fee waivers and reimbursements	1.05%
Net investment income (loss)	2.32%
Portfolio turnover rate*	102.07%
Net assets, end of period (000's)	$4,532

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.01.

See Notes to Financial Statements

ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

Super Institutional Class
Period January 31, 2020** to September 30, 2020
Net asset value, beginning of period	$9.96

Investment activities
Net investment income (loss) (1)	0.14
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment activities	(0.92)

Net asset value, end of period	$9.04

Total Return*	(9.24%)
Ratios/Supplemental Data
Ratio to average net assets***
Expenses, gross	5.19%
Expenses, net of fee waivers and reimbursements	0.97%
Net investment income (loss)	2.48%
Portfolio turnover rate*	102.07%
Net assets, end of period (000's)	$2

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Commencement of operations

***Ratio to average net assets are annualized for periods less than one year.

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsSeptember 30, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Clifford Capital Partners Fund (the “Partners Fund”) was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Clifford Capital Focused Small Cap Value Fund (the “Focused SCV Fund”) commenced operations on October 1, 2019.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements. The adoption of ASU 2018-13 did not have a material impact on the Focused SCV Fund's financial statements.

Security Valuation

The Funds’ securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$23,833,913	$—	$—	$23,833,913
Preferred Stocks	205,077	—	—	205,077
Money Market Funds	899,120	—	—	899,120
	$24,938,110	$—	$—	$24,938,110

Focused SCV Fund
Common Stocks	$4,425,811	$—	$—	$4,425,811
Preferred Stocks	48,167	—	—	48,167
Money Market Funds	49,314	—	—	49,314
	$4,523,292	$—	$—	$4,523,292

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended September 30, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the initial Investment Advisory Agreement ("Initial Advisory Agreement"), Clifford Capital Partners, LLC (the "Advisor"), at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Prior to January 31, 2020, the Advisor paid the operating expenses of the Partners Fund excluding fees payable under the Initial Advisory Agreement, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. For its services the Advisor receives an investment management fee equal to 0.90% of the average daily net assets of the Partners Fund. Effective January 31, 2020 for the Partners Fund and October 1, 2019, for the Focused SCV Fund, the Trust on behalf of both Funds entered into an amended Advisory Agreement ("Amended Advisory Agreement") with the Advisor. Under the terms of the Amended Advisory Agreement the Advisor, provides advisory services to the Funds for an investment management fee equal to 0.75% and 0.90%, of the average daily net assets of the Partners Funds and the Focused SCV Fund, respectively. The Advisor shall not be responsible for either Funds expenses, including a Fund's ordinary operating expenses, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

The Advisor earned and waived and reimbursed expenses for the year ended September 30, 2020 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	$190,074	$129,235	$—
Focused SCV Fund	24,109	24,109	120,986

Effective January 28, 2020 for the Partners Fund and October 1, 2019 for the Focused SCV Fund, Clifford Capital Partners, LLC (the “Advisor”) entered into the Expense Limitation Agreement, whereby the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.90% for the Partners Fund’s Investor and Institutional Class, 0.82% for the Partners Fund’s Super Institutional Class, 1.05% for the Focused SCV Fund’s Investor and Institutional Class and 0.97% for the Focused SCV Fund’s Super Institutional Class. The Expense Limitation is set to expire on January 31, 2021 for the Partners Fund and January 31, 2022 for the Focused SCV Fund, the Board of Trustees or the Advisor may terminate this Expense Limitation Agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of September 30, 2020, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2023
Partners Fund	$129,235
Focused SCV Fund	145,095

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

The Funds have adopted a Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that effective January 31, 2020 both Funds will pay an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services, prior to January 31, 2020 the rate for the Partners Fund was 0.20% of the average daily net assets. Such activities may include the provision of sub-accounting, recordkeeping and/ or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

For the year ended September 30, 2020, the following fees were incurred:

Fund	Class	Type of Plan	Fees Incurred
Partners Fund	Investor Class	12b-1	$1,129
Partners Fund	Investor Class	Shareholder servicing	79
Partners Fund	Institutional Class	Shareholder servicing	15,689
Focused SCV Fund	Investor Class	12b-1	3
Focused SCV Fund	Investor Class	Shareholder servicing	-
Focused SCV Fund	Institutional Class	Shareholder servicing	5,121

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2020, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$25,347	$16,829	$20,833
Focused SCV Fund	29,584	21,125	25,000

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The costs of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2020 were as follows:

Fund	Purchases	Sales
Partners Fund	$13,196,031	$12,922,441
Focused SCV Fund	7,412,613	2,579,832

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended September 30, 2020 and the year ended September 30, 2019 were as follows:

	Partners Fund
	Year ended September 30, 2020	Year ended September 30, 2019
Distributions paid from:
Ordinary income	$411,877	$195,973
Realized gains	—	774,279
	$411,877	$970,252

Focused SCV Fund
Year ended September 30, 2020
Distributions paid from:
Ordinary income	$737

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund
Accumulated net investment income (loss)	$423,172	$61,525
Other accumulated losses	(956,989)	(195,301)
Undistributed capital gains	0	0
Net unrealized appreciation (depreciation) on investments	(486,012)	(163,654)
	$(1,019,829)	$(297,430)

Other accumulated losses for the Partners Fund relate to capital loss carryforward of $956,989. This carryforward may be carried forward indefinitely of which $329,676 is considered long-term and $627,313 is considered short-term. Other accumulated losses for the Focused SCV Fund relate to capital loss carryforward of $195,301. This carryforward may be carried forward indefinitely of which $195,301 is considered short-term.

As of September 30, 2020, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$25,424,122	$4,336,935	$(4,822,947)	$(486,012)
Focused SCV Fund	4,686,946	850,057	(1,013,711)	(163,654)

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

	Partners Fund
	Year ended September 30, 2020
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,990	774,327	1,079
Shares reinvested	719	25,369	3
Shares redeemed	(28,099)	(658,572)	(197)
Net increase (decrease)	(25,390)	141,124	885

	Partners Fund
	Year ended September 30, 2019
	Investor Class	Institutional Class
Shares sold	19,473	823,919
Shares reinvested	2,822	73,701
Shares redeemed	(9,703)	(351,766)
Net increase (decrease)	12,592	545,854

	Focused SCV Fund
	Year ended September 30, 2020
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	201	706,791	201
Shares reinvested	—	69	—
Shares redeemed	—	(205,505)	—
Net increase (decrease)	201	501,355	201

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedSeptember 30, 2020

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Fund and increase the volatility of the Fund's NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund's portfolio will be adversely affected. As of September 30, 2020, 22.15%, 18.85% and 17.30% of the value of the net assets of the Partners Fund were invested in securities within the Consumer Discretionary, Financials and Information Technology sectors, respectively, and 25.98%, 20.95% and 18.98% of the value of the net assets of the Focused SCV Fund were invested in securities within the Financials, Consumer Discretionary and Industrials sectors, respectively.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Clifford Capital Partners Fund and
Clifford Capital Focused Small Cap Value Fund
and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Clifford Capital Funds comprising the funds listed below (the “Funds”), as of September 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Clifford Capital Partners Fund	For the year ended September 30, 2020	For the years ended September 30, 2020 and 2019	For the years ended September 30, 2020, 2019, 2018 and 2017, for the nine months ended September 30, 2016 and for the year ended December 31, 2015
Clifford Capital Focused Small Cap Value Fund	For the period from October 1, 2019 (commencement of operations) through September 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 30, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	28

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUNDS PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling (800) 673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling (800) 673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Funds collect the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this Annual Report.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2020, and held for the six months ended September 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period* Ended 9/30/20
Partners Fund
Institutional Class Actual	$1,000.00	$1,329.86	0.90%	$5.24
Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.55
Investor Class Actual	$1,000.00	$1,327.95	1.15%	$6.69
Investor Class Hypothetical**	$1,000.00	$1,019.25	1.15%	$5.81
Super Institutional Class Actual	$1,000.00	$1,330.52	0.82%	$4.78
Super Institutional Class Hypothetical**	$1,000.00	$1,020.90	0.82%	$4.14
Focused SCV Fund
Institutional Class Actual	$1,000.00	$1,339.26	1.05%	$6.14
Institutional Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Investor Class Actual	$1,000.00	$1,336.30	1.30%	$7.59
Investor Class Hypothetical**	$1,000.00	$1,018.50	1.30%	$6.56
Super Institutional Class Actual	$1,000.00	$1,339.26	0.97%	$5.67
Super Institutional Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$4.90

*Expenses are equal to the Funds annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling (800) 673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 673-0550. Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2020 and are subject to change at any time.

Investment Advisor:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 Toll Free

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2020 and $15,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2020 and $2,500 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Clifford Capital Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 0%

(d) NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: December 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: December 7, 2020

* Print the name and title of each signing officer under his or her signature.